Trade receivables	12 Months Ended
Dec. 31, 2022
Disclosure of Trade Receivable [Abstract]
Trade receivables
23. Trade receivables
The following table provides a breakdown for trade receivables:

	At December 31,
(€ thousands)	2022	2021
Trade receivables	183,725	167,003
Loss allowance	(6,512)	(6,643)
Total trade receivables	177,213	160,360
The following table provides a breakdown for the loss allowance relating to trade receivables:

	Loss allowance
(€ thousands)	2022	2021
At January 1,	(6,643)	(8,717)
Provisions	(806)	(496)
Utilizations	131	71
Releases	645	923
Disposition	—	207
Exchange differences and other	161	1,369
At December 31,	(6,512)	(6,643)

The Group applies the simplified approach available under IFRS 9 to always measure the loss allowance for trade receivables at an amount equal to lifetime expected credit losses. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.
The Group has recognized a loss allowance of 100% against all receivables that are greater than 180 days past due because historical experience has indicated that these receivables are generally not recoverable, except in certain cases where the receivables are covered by insurance agreements. The Group generally writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery (e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings) or when the trade receivables are over two years past due, whichever occurs earlier. None of the trade receivables that have been written off are subject to enforcement activities.
The following table presents trade receivables by geographic area:

	At December 31,
(€ thousands)	2022	2021
EMEA (1)	77,817	62,412
of which Italy	50,897	32,089
North America (2)	24,523	18,061
of which United States	20,669	16,883
Latin America (3)	5,770	4,437
APAC (4)	69,103	75,450
of which Greater China Region	47,924	54,978
Total trade receivables	177,213	160,360
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(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.